TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 9,009	$ (5,918)	$ (11,475)
Foreign	5,789	4,077	4,467
Income (loss) before taxes on income	$ 14,798	$ (1,841)	$ (7,008)